Fair value measurement (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of financial assets [abstract]
Summary of Financial Assets
The following tables provide a breakdown for financial assets by category at June 30, 2023:

	At June 30, 2023
	Financial assets					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	17,985	—	17,985	14	—	17,985	—
Cash and cash equivalents	—	—	255,040	255,040		—	255,040	—
Trade receivables	—	—	217,208	217,208		—	217,208	—
Other non-current financial assets	4,021	—	33,593	37,614		—	34,238	3,376
Other current financial assets (*)	81,420	24,332	4,166	109,918	15	24,592	6,474	78,852
Financial assets	85,441	42,317	510,007	637,765		24,592	530,945	82,228

(*)The following table provides an additional breakdown for other current financial assets at June 30, 2023:

	At June 30, 2023
	Other current financial assets				Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	1	2	3
Insurance contracts	27,525	—	—	27,525	—	—	27,525
Private equity	20,008	—	—	20,008	—	—	20,008
Money market funds	2,034	16,700	—	18,734	16,700	2,034	—
Real estate funds	13,748	—	—	13,748	—	—	13,748
Private debt	9,485	—	—	9,485	—	274	9,211
Hedge funds	8,360		—	8,360	—	—	8,360
Fixed income	—	7,632	—	7,632	7,632	—	—
Financial receivables	—	—	2,200	2,200	—	2,200	—
Guarantee deposits	—	—	1,966	1,966	—	1,966	—
Equity	260	—	—	260	260	—	—
Commodities	—	—	—	—	—	—	—
Total other current financial assets	81,420	24,332	4,166	109,918	24,592	6,474	78,852

The following table presents the changes in level 3 items for financial assets for the six months ended June 30, 2023:

(€ thousands)	Fair value Level 3
At December 31, 2022	215,727
Investments	6,023
Disposals	(139,706)
Fair value adjustments	608
Realized gains	(49)
Exchange rate gains	(375)
At June 30, 2023	82,228

The fair value of Level 2 items is mainly estimated on the basis of data provided by pricing services (non-active markets) and the fair value of Level 3 items is estimated on the basis of the last available net asset value (NAV).

The following tables provide a breakdown for financial assets by category at December 31, 2022:

	At December 31, 2022
	Financial assets					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	22,454	—	22,454	14	—	22,454	—
Cash and cash equivalents	—	—	254,321	254,321		—	254,321	—
Trade receivables	—	—	177,213	177,213		—	177,213	—
Other non-current financial assets	3,958	—	32,282	36,240		—	32,861	3,379
Other current financial assets (*)	289,743	26,852	4,299	320,894	15	30,076	78,470	212,348
Financial assets	293,701	49,306	468,115	811,122		30,076	565,319	215,727

(*)The following table provides an additional breakdown for other current financial assets at December 31, 2022:

	At December 31, 2022
	Other current financial assets				Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	1	2	3
Insurance contracts	114,975	—	—	114,975	—	—	114,975
Private equity	18,311	—	—	18,311	—	—	18,311
Money market funds	2,587	17,742	—	20,329	17,742	2,587	—
Real estate funds	12,129	—	—	12,129	—	—	12,129
Private debt	13,644	—	—	13,644	—	259	13,385
Hedge funds	46,761	—	—	46,761	—	10,116	36,645
Fixed income	64,017	9,110	—	73,127	9,110	47,114	16,903
Financial receivables	—	—	2,224	2,224	—	2,224	—
Guarantee deposits	—	—	2,075	2,075	—	2,075	—
Equity	14,592	—	—	14,592	497	14,095	—
Commodities	2,727	—	—	2,727	2,727	—	—
Total other current financial assets	289,743	26,852	4,299	320,894	30,076	78,470	212,348

Summary of Financial Liabilities
The following tables provide a breakdown for financial liabilities by category at June 30, 2023:

	At June 30, 2023
	Financial liabilities					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	2,186	—	2,186	14	—	2,186	—
Non-current borrowings	—	—	112,747	112,747	17	—	112,747	—
Current borrowings	—	—	283,077	283,077	17	—	283,077	—
Other non-current financial liabilities	151,320	—	392	151,712	18	—	151,712	—
Other current financial liabilities	23,373	—	—	23,373	18	—	23,373	—
Trade payables and customer advances	—	—	296,965	296,965		—	296,964	—
Lease liabilities – Current/Non-current	—	—	585,313	585,313	19	—	—	585,313
Financial liabilities	174,693	2,186	1,278,494	1,455,373		—	870,059	585,313

The following tables provide a breakdown for financial liabilities by category at December 31, 2022:

	At December 31, 2022
	Financial liabilities					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	2,362	—	2,362	14	—	2,362	—
Non-current borrowings	—	—	184,880	184,880	17	—	184,880	—
Current borrowings	—	—	286,175	286,175	17	—	286,175	—
Other non-current financial liabilities	178,766	—	27	178,793	18	—	178,766	27
Other current financial liabilities	37,258	—	—	37,258	18	—	37,258	—
Trade payables and customer advances	—	—	270,936	270,936		—	270,936	—
Lease liabilities – Current / Non-current	—	—	443,507	443,507	19	—	—	443,507
Financial liabilities	216,024	2,362	1,185,525	1,403,911		—	960,377	443,534